Note 3	6 Months Ended
Jun. 30, 2024
BBVA Group [Abstract]
Disclosure of BBVA Group [Text Block]	BBVA Group
The BBVA Group is an international diversified financial group with a significant presence in retail banking, wholesale banking and asset management. The Group also operates in the insurance sector.
The following information is detailed in the Appendices to the consolidated financial statements of the Group for the year ended December 31, 2023:
–Appendix I shows relevant information related to the consolidated subsidiaries and structured entities.
–Appendix II shows relevant information related to investments in joint ventures and associates accounted for using the equity method.
–Appendix III shows the main changes and notification of investments and divestments in the BBVA Group.
–Appendix IV shows fully consolidated subsidiaries with more than 10% owned by non-Group shareholders.
The BBVA Group’s activities are mainly located in Spain, Mexico, Turkey and South America, with an active presence in other areas of Europe, the United States and Asia (see Note 5).
Significant transactions in the first six months of 2024
On April 30, 2024, due to a media report, BBVA published an inside information notice (información privilegiada) stating that it had informed the chairman of the Board of Directors of Banco de Sabadell, S.A. (the "Target Company") of the interest of BBVA’s Board of Directors in initiating negotiations to explore a possible merger between the two entities. On the same date, BBVA sent to the chairman of the Target Company the written proposal for the merger of the two entities. The content of the written proposal sent to the Board of Directors of the Target Company was published on May 1, 2024 by BBVA through the publication of an inside information notice (información privilegiada) with the CNMV.
On May 6, 2024, the Target Company published an inside information notice (información privilegiada) informing of the rejection of the proposal by its Board of Directors.
Following such rejection, on May 9, 2024, BBVA announced, through the publication of an inside information notice (información privilegiada) (the "Prior Announcement"), the decision to launch a voluntary tender offer (the "Offer") for the acquisition of all of the issued shares of the Target Company, being a total of 5,440,221,447 ordinary shares with a par value of €0.125 each (representing 100% of the Target Company’s share capital). The consideration offered by BBVA to the shareholders of the Target Company consists of one (1) newly issued share of BBVA for each four and eighty-three hundredths (4.83) ordinary shares of the Target Company (the "Consideration"), subject to certain adjustments in the case of dividend distribution in accordance with what was indicated in the Prior Announcement.
Pursuant to the provisions of Royal Decree 1066/2007, of July 27, on the rules governing tender offers ("Royal Decree 1066/2007"), the Offer is subject to mandatory clearance by the CNMV. Additionally, pursuant to the provisions of Law 10/2014 and Royal Decree 84/2015, the acquisition by BBVA of control of the Target Company resulting from the Offer is subject to the duty of prior notification to the Bank of Spain and the obtention of the non-opposition of the European Central Bank. In accordance with the provisions of article 26.2 of Royal Decree 1066/2007, the CNMV will not authorize the Offer until the express or tacit non-opposition of the European Central Bank has been obtained and evidenced.
In addition, completion of the Offer is also subject to the satisfaction of the conditions specified in the Prior Announcement, in particular (i) the acceptance of the Offer by holders of shares representing at least 50.01% of the share capital of the Target Company, (ii) approval by BBVA’s General Shareholders’ Meeting of the increase of BBVA’s share capital through the issue of new ordinary shares through non-cash contributions in an amount that is sufficient to fully cover the Consideration offered to the shareholders of the Target Company (which condition was satisfied on July 5, 2024, as described below), (iii) the express or tacit authorization of the economic concentration resulting from the Offer by the Spanish antitrust authorities, and (iv) the express or tacit authorization of the indirect acquisition of control of the Target Company’s banking subsidiary in the United Kingdom, TSB Bank PLC, by the United Kingdom Prudential Regulation Authority (PRA).
On July 5, 2024, the BBVA’s Extraordinary General Shareholders' Meeting resolved to authorize, with 96% votes in favor, an increase in the share capital of BBVA of up to a maximum nominal amount of €551,906,524.05 through the issuing and putting into circulation of up to 1,126,339,845 ordinary shares of €0.49 par value each to fully cover the Consideration offered to the shareholders of the Target Company (see Note 25).

The closing of the Offer is expected to be completed in between approximately 6 and 8 months from the date of the Prior Announcement and the detailed terms of the Offer will be set out in the Spanish prospectus (which was submitted to CNMV together with the request for authorization of the Offer on May 24, 2024, and will be published after obtaining the mandatory clearance of the CNMV) and the relevant U.S. prospectus.
Significant transactions in 2023
During the year 2023, no significant corporate transactions were carried out.